Note 16 - Stock-based Compensation Plans - Summary of CRSU Plan Activity (Details) - shares	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Number of Units Outstanding, CRSU (in shares)	58,171	77,329
Weighted-Average Remaining Contractual Life, CRSU (Year)	1 year 219 days	1 year 182 days	1 year 146 days
Number of Units Granted, CRSU (in shares)	32,261	32,978
Number of Units Vested and settled in cash, CRSU (in shares)	(45,369)	(50,802)
Number of Units Forfeited, CRSU (in shares)		(1,334)
Number of Units Outstanding, CRSU (in shares)	45,063	58,171	77,329
Non-vested at January 31, 2016, CRSU (in shares)	45,063
Non-vested at January 31, 2016, Weighted-Average Remaining Contractual Life, CRSU (Year)	1 year 219 days